Presentation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Presentation of the Financial Statements
Schedule of consolidated financial statements

				Interest in capital (%)
Investee	Nature of the main operation	Country	Type of interest	12/31/2018	12/31/2017
AGFA - Comércio, Administração e Participações Ltda. ("AGFA") (a)	Investment in Facepa	Brazil	Direct	100%	—
Asapir Produção Florestal e Comércio Ltda ("Asapir")	Loan agreement	Brazil	Joint Operation	50%	50%
Comercial e Agrícola Paineiras Ltda ("Paineiras")	Land lease	Brazil	Direct	100%	100%
Eucalipto Holding S.A ("Eucalipto")	Holding	Brazil	Direct	100%	—
Facepa - Fábrica de papel da Amazônia S.A. ("Facepa") (a)	Production and sale of tissue paper	Brazil	Direct/Indirect	92.8%	—
Futuragene Brasil Tecnologia Ltda ("Futuragene Brasil")	Biotechnology research and development	Brazil	Indirect	100%	100%
FuturaGene Ltd ("Futuragene")	Biotechnology research and development	United Kingdom	Indirect	100%	100%
Ibema Companhia Brasileira de Papel ("Ibema")	Production and sale of paperboard	Brazil	Joint Venture	49.9%	49.9%
Maxcel Empreendimentos e Participações S.A. ("Maxcel") (c)	Holding	Brazil	Direct	100%	—
Mucuri Energética S.A. ("PCH Mucuri") (b)	Energy generation and distribution	Brazil	Direct	100%	—
Ondurman Empreendimentos Imobiliários Ltda ("Ondurman")	Land lease	Brazil	Direct	100%	100%
Paineiras Logística e Transporte Ltda ("Paineiras Logística")	Commissioning of road transport	Brazil	Direct	100%	100%
Stenfar S.A. Indll. Coml. Imp. Y. Exp. ("Stenfar")	Sale of paper and IT materials	Argentina	Direct/Indirect	100%	100%
Sun Paper and Board Limited ("Sun Paper")	Shared expenses	United Kingdom	Direct	100%	100%
Suzano Áustria GmbH ("Suzano Áustria")	Capital raising	Austria	Direct	100%	100%
Suzano Luxembourg ("Suzano Luxemburgo")	Not operational	Luxembourg	Direct	100%	—
Suzano Pulp and Paper America Inc ("Suzano América")	Sale of pulp and paper	United States	Direct	100%	100%
Suzano Pulp and Paper Europe S.A. ("Suzano Europa")	Sale of pulp and paper	Switzerland	Direct	100%	100%
Suzano Trading Ltd ("Suzano Trading")	Sale of pulp and paper	Cayman Islands	Direct	100%	100%
Terminal de Celulose de Itaqui S.A. ("Itacel")	Port services	Brazil	Indirect	100%	—
(a)	See Note 1.1 b), ii).
(b)	See Note 1.1 b), iii).
(c)	See Note 1.1 b), iv).